Debt Securities at Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Debt Securities at Fair Value Through Profit Or Loss
5.	DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows the Bank’s holdings of debt securities at fair value through profit or loss as of December 31, 2
0
24 and 2023:

Name	Holdings
	12/31/2024		12/31/2023
	Fair value level	Book amounts	Book amounts
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
- Local
Government securities
Argentine government Treasury bonds at a discount in pesos adjustable by CER - Maturity: 06-30-2025	1	413,688,814
Argentine government Treasury bonds in pesos adjustable by CER 4.25% - Maturity: 02-14-2025	1	125,482,034	626,057
Argentine Republic Dollar Bonds step up - Maturity: 07-09-2035	1	23,291,954	2,064,671
Argentine government Treasury bonds at a discount in pesos adjustable by CER - Maturity: 12-15-2027	1	22,348,055
Argentine government Treasury bonds at a discount in pesos adjustable by CER - Maturity: 12-15-2026	1	18,106,173
Argentine government Treasury bills capitalizable in pesos - Maturity: 08-15-2025	1	17,636,614
Argentine government Treasury bills capitalizable in pesos - Maturity 03-31-2025	1	14,517,787
Argentine Republic Dollar Bonds step up - Maturity: 07-09-2041	1	14,369,263	2,704,994
Treasury Bills of the Province of Neuquén S01 C01 - Maturity: 04-19-2026	2	10,738,000	19,965,096
Argentine government Treasury bonds capitalizable in pesos - Maturity: 02-13-2026	1	9,060,602
Other		112,447,222	3,706,330,509

Subtotal local government securities (1)		781,686,518	3,731,691,327

Name	Holdings
	12/31/2024		12/31/2023
	Fair value level	Book amounts	Book amounts
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (continued)
Private securities
Corporate bonds YPF SA C025 - Maturity: 02-13-2026	2	10,524,314	22,274,000
Corporate bonds Genneia SA C031 - Maturity: 09-02-2027	1	3,746,255	6,381,042
Corporate bonds Telecom Argentina SA C005 - Maturity: 08-06-2025	1	3,539,868
Corporate bonds Coemision Gemsa and CTR C021 - Maturity: 04-17-2025	1	2,924,998	3,789,091
Fiduciary Debt Securities Confibono Financial Trust	3	2,632,564
Corporate bonds YPF SA C043 - Maturity: 03-08-2027	1	2,308,739
Corporate bonds Pan American Energy LLC C033 - Maturity: 07-04-2027	1	1,996,800
Corporate bonds Telecom Argentina SA C10 - Maturity: 06-10-2025	1	1,988,096
Corporate bonds John Deere Credit Cía. Financiera SA C013 Maturity: 01-04-2026	1	1,959,985
Corporate bonds Pampa Energía SA CL. I - Maturity: 01-24-2027	2	1,905,010	7,602,893
Other		26,673,155	31,360,398

Subtotal local private securities (1)		60,199,784	71,407,424

- Foreign
Government securities
US Treasury bills - Maturity: 03-20-2025	1	1,023,272
US Treasury bills - Maturity: 02-04-2025	1	83,837
US Treasury bills - Maturity: 06-27-2024	1		7,290,477
US Treasury bills - Maturity: 10-31-2024	1		5,077,422

Subtotal foreign government securities		1,107,109	12,367,899

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		842,993,411	3,815,466,650

(1)
In March and June 2023, the Bank entered into voluntary debt exchange under the terms of section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The securities involved in such exchange transactions were as follows:

•	Argentine government Treasury bills in pesos adjusted by CER – Maturity: 05-19-2023 (X19Y3) for a face value of 1,145,882,575.

•	Argentine government discount bonds in dual currency – Maturity: 07-21-2023 (TDL23) for a face value of 344,498,105.

•	Argentine government discount Treasury bills in pesos – Maturity: 05-31-2023 (S31Y3) for a face value of 295,000,000.

•	Argentine government discount Treasury bills in pesos – Maturity: 04-28-2023 (S28A3) for a face value of 210,000,000.

•	Argentine government discount Treasury bills in pesos – Maturity: 03-31-2023 (S31M3) for a face value of 200,000,000.

•	Argentine government Treasury bills in pesos adjusted by CER – Maturity: 06-16-2023 (X16J3) for a face value of 159,305,395.

•	Argentine government discount bonds in dual currency – Maturity: 09-29-2023 (TDS23) for a face value of 120,244,752.

•	Argentine government Treasury bonds tied to the US dollar - Maturity: 07-31-2023 (T2V3) for a face value of 3,000,000.
Additionally, with almost all the instruments received, the Bank acquired put options with the BCRA. These options give the Bank the opportunity to sell (put option) the underlying asset at a value determined by the applicable BCRA regulations. In this transaction, the options can be exercised up to one day before the maturity of the underlying instrument. Considering the terms and conditions of these put options established by the BCRA, they are considered “out of the money” with a fair value equal to zero. As of December 31, 2024, all the options were exercised. As of December 31, 2023, the notional value of these options was
2,435,250,848.
In addition, in August 2024, the Bank entered again into voluntary debt exchange under the terms of section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The security involved in such exchange transaction was as follows:

•	Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025 (T2X5) for a face value of 2,000,000,000.
During July 2023, the Bank decided to enter into an exchange of the following inst ru
men
t:
Aeropuertos Argentina 2000 US dollars 4% class 3 - Maturity: 09-08-2023 (AER3D) for a total face value of 4,555,434.